Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities:
Net income (loss)	$ 3,247	$ (1,552)	$ (465)
Adjustments to reconcile net income to net cash provided by operating activities:
Net realized losses (gains) on investments	(181)	(373)	(184)
Net losses (gains) on derivatives	2,640	7,267	6,571
Net losses (gains) on funds withheld reinsurance	21	(440)	330
Interest credited on other contract holder funds, gross	861	1,205	1,640
Mortality, expense and surrender charges	(553)	(593)	(641)
Amortization of discount and premium on investments	58	56	20
Deferred income tax expense (benefit)	697	(776)	(673)
Share-based compensation	94	44	55
Cash received from (paid to) reinsurance transaction	0	(32)	37
Change in:
Accrued investment income	58	35	39
Deferred acquisition costs and sales inducements	(269)	(1,359)	(1,789)
Funds withheld, net of reinsurance	(757)	792	(267)
Other assets and liabilities, net	(967)	(464)	(873)
Net cash provided by (used in) operating activities	4,949	3,810	3,800
Sales, maturities and repayments of:
Debt securities	18,865	29,697	10,051
Equity securities	35	82	470
Mortgage loans	1,747	1,201	1,243
Purchases of:
Debt securities	(13,445)	(27,851)	(10,515)
Equity securities	(114)	(115)	(130)
Mortgage loans	(2,427)	(2,189)	(1,750)
Settlements related to derivatives and collateral on investments	(4,837)	(5,321)	(7,041)
Other investing activities	(355)	(38)	(85)
Net cash provided by (used in) investing activities	(531)	(4,534)	(7,757)
Policyholders' account balances:
Deposits	20,145	19,632	22,634
Withdrawals	(28,764)	(23,153)	(23,106)
Net transfers to separate accounts	2,664	2,560	2,646
Proceeds from (payments on) repurchase agreements and securities lending	473	1,100	0
Net proceeds from (payments on) Federal Home Loan Bank notes	(380)	80	300
Net proceeds from (payments on) debt	10	14	16
Disposition of shares held in trust at cost, net	5	0	7
Capital contribution from Parent	1,375	500	87
Dividends paid to Parent	0	0	(525)
Net cash provided by (used in) financing activities	(4,472)	733	2,059
Net increase (decrease) in cash and cash equivalents	(54)	9	(1,898)
Cash and cash equivalents, at beginning of period	1,853	1,844	3,742
Total cash and cash equivalents, at end of period	1,799	1,853	1,844
Supplemental cash flow information
Income taxes paid (received)	(390)	(4)	379
Interest paid	21	26	31
Non-cash investing activities
Debt securities acquired from exchanges, payments-in-kind, and similar transactions	369	417	1,218
Other invested assets acquired from stock splits and stock distributions	$ 99	$ 4	$ 1